UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Operating activities:
Net income	$ 78,945	¥ 535,193	¥ 377,507
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	4,694	31,820	31,095
Depreciation and amortization	53,459	362,414	345,430
Deferred taxes	301	2,039	(3,789)
Bad debt expenses	150	1,014	846
Deferred rent	9,340	63,322	52,635
Loss from disposal of property and equipment	2,313	15,679	6,841
Impairment loss	6,555	44,439	39,615
(Income) Loss from equity method investments	831	5,632	(145)
Investment gain	(9,557)	(64,789)	(118,752)
Excess tax benefit from share-based compensation	(2,320)	(15,725)	(3,519)
Changes in operating assets and liabilities net of effect of acquisitions:
Accounts receivable	187	1,270	(43,020)
Prepaid rent	(4,591)	(31,127)	40,077
Inventories	(951)	(6,445)	4,321
Amounts due from related parties	(106)	(718)	(4,778)
Other current assets	(409)	(2,772)	(7,330)
Other assets	(5,223)	(35,405)	(3,958)
Accounts payable	(5,664)	(38,390)	20,546
Amounts due to related parties	(214)	(1,452)	3,929
Salary and welfare payables	(7,001)	(47,463)	(23,185)
Deferred revenue	(4,909)	(33,280)	151,748
Accrued expenses and other current liabilities	20,968	142,146	71,716
Income tax payable	5,406	36,647	20,755
Other long-term liabilities	3,019	20,469	26,414
Net cash provided by operating activities	145,223	984,518	984,999
Investing activities:
Purchases of property and equipment	(50,441)	(341,956)	(285,187)
Purchases of intangibles	(158)	(1,073)	(4,917)
Amount received as a result of government zoning			2,099
Acquisitions, net of cash received	(552,455)	(3,745,259)	136,110
Proceeds from disposal of subsidiary and branch net of cash disposed			(20,667)
Purchases of long-term investments	(43,593)	(295,526)	(123,674)
Proceeds from maturity/sale of long-term investments	18,616	126,206	10,289
Payment for shareholder loan to joint venture	(11,322)	(76,755)	(38,092)
Collection of shareholder loan from joint venture	7,154	48,500
Proceeds from maturity/sale of short-term investments			526,443
Payment for the origination of loan receivables	(7,434)	(50,400)	(33,400)
Proceeds from collection of loan receivables	1,525	10,338	14,862
Increase in restricted cash	(68,886)	(467,000)
Net cash provided by (used in) investing activities	(706,994)	(4,792,925)	183,866
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	976	6,618	5,241
Proceeds from short-term debt	20,133	136,488	281,719
Repayment of short-term debt	(39,497)	(267,764)
Proceeds from long-term debt	535,922	3,633,174
Funds advanced from noncontrolling interest holders	5,412	36,689	4,000
Repayment of funds advanced from noncontrolling interest holders	(247)	(1,677)	(200)
Acquisitions of noncontrolling interest	(553)	(3,750)
Contribution from noncontrolling interest holders	1,024	6,941	34,304
Dividend paid to noncontrolling interest holders	(344)	(2,330)	(1,130)
Dividend paid			(276,262)
Excess tax benefit from share-based compensation	2,320	15,725	3,519
Net cash provided by financing activities	525,146	3,560,114	51,191
Effect of exchange rate changes on cash and cash equivalents	(935)	(6,339)	8,458
Net increase (decrease) in cash and cash equivalents	(37,560)	(254,632)	1,228,514
Cash and cash equivalents at the beginning of the period	477,189	3,235,007	1,237,838
Cash and cash equivalents at the end of the period	439,629	2,980,375	2,466,352
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	984	6,673	5,091
Income taxes paid	21,276	144,237	88,204
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	74,304	503,727	409,560
Consideration payable for business acquisition	17,474	118,459	59,490
Purchase of intangible assets included in payables	982	6,655	10,110
Reimbursement of government zoning included in receivables	$ 398	¥ 2,700
Issuance of ordinary shares for acquisition			¥ 1,143,521